Stock-Based Compensation (Tables)	12 Months Ended
Apr. 02, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of activity of the Company's director and employee stock option plans
A summary of activity of the Company’s director and employee stock option plans follows:

	Shares (in thousands)	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of March 28, 2015	7,764	$18.61
Granted	5	$77.79
Exercised	(1,534)	$17.32
Canceled	(19)	$26.01
Forfeited	(82)	$19.36
Outstanding as of April 2, 2016	6,134	$18.93	5.16	$196,210
Vested and expected to vest as of April 2, 2016	6,103	$18.86	5.16	$195,663
Options exercisable as of April 2, 2016	4,970	$17.78	4.90	$164,364

Assumptions used for stock option plans
The fair value of each option award is estimated on the date of grant using a Black-Scholes option-pricing model based on the assumptions noted in the following tables:

	Fiscal Year
	2016	2015	2014
Expected volatility	42.8%	40.6%	43.2%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term (in years)	5.7	5.6	5.5
Risk-free interest rate	1.6%	1.7%	1.4%
Weighted-average grant-date fair value of options granted during the period	$32.62	$22.49	$8.30

Restricted share plans
The following activity has occurred with respect to restricted stock unit awards:

	Shares (in thousands)	Weighted-Average Grant-Date Fair Value
Balance at March 28, 2015	2,202	$34.29
Granted	923	56.65
Vested	(972)	27.86
Forfeited	(58)	51.81
Balance at April 2, 2016	2,095	$47.09